10. EARNINGS PER SHARE (Details- Basic and diluted net income per share) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ (7,332,474)	$ 2,753,593
Less: Non cash income from changes in fair value of derivative liabilities	0	(133,395)
Net loss - diluted	$ (7,332,474)	$ 2,620,198
Weighted average common shares outstanding - basic	130,352,034	91,154,161
Common stock options	$ 0	$ 44,444
Common stock warrants - liability treatment	$ 0	$ 416,667
Weighted average common shares outstanding - diluted	130,352,034	91,615,272
Net income per share data:
Basic	$ (0.06)	$ 0.03
Diluted	$ (0.06)	$ 0.03